Note 20 - Segment Information (Details Textual)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Number Of Customers	1	2	1